Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	148,665	148,665	201,079	201,079
Options Outstanding, Forfeited | shares	(33,060)	(33,060)	(52,414)	(52,414)
Options Outstanding, Ending balance | shares	115,605	115,605	148,665	148,665
Weighted Average Exercise Price, Beginning balance	$ 138.86		$ 145.88
Weighted Average Exercise Price, Forfeitures	193.10		165.79
Weighted Average Exercise Price, Ending balance	$ 123.35		$ 138.86
Options exercisable | shares	115,605	115,605	141,156	141,156	178,453
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 286.20		$ 286.20
Range of Exercise Prices, Forfeitures	286.20		203.00
Range of Exercise Prices, Ending balance	146.40		286.20
Canadian Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	87.00		87.00
Range of Exercise Prices, Forfeitures	89.20		87.00
Range of Exercise Prices, Ending balance	$ 87.00		$ 87.00
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	283,793	283,793	318,153	318,153
Options Outstanding, Granted | shares	0	0	0	0
Options Outstanding, Forfeited | shares	(15,950)	(15,950)	(34,360)	(34,360)
Options Outstanding, Ending balance | shares	267,843	267,843	283,793	283,793
Weighted Average Exercise Price, Beginning balance		$ 86.23		$ 93.32
Weighted Average Exercise Price, Forfeitures		183.60		151.92
Weighted Average Exercise Price, Ending balance		$ 80.43		$ 86.23
Options exercisable | shares	257,854	257,854	239,521	239,521	217,441
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 183.60		$ 183.60
Range of Exercise Prices, Forfeitures		183.60		183.60
Range of Exercise Prices, Ending balance		115.80		183.60
U.S. Share Options [Member] | Bottom Of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		51.20		51.20
Range of Exercise Prices, Forfeitures		183.60		64.20
Range of Exercise Prices, Ending balance		$ 51.20		$ 51.20